Investment Securities, Major Categories (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Available-for-sale securities:
Cost, available-for-sale securities	$ 248,087
Gross unrealized gains, available-for-sale securities	9,071
Gross unrealized losses, available-for-sale securities	(5,151)
Fair value, available-for-sale securities	252,007	235,199
Held-to-maturity securities:
Cost, held-to-maturity securities	12,346	0
Gross unrealized gains, held-to-maturity securities	0
Gross unrealized losses, held-to-maturity securities	(99)
Fair value, held-to-maturity securities	12,247	0
Total investment securities:
Cost, investment securities	260,433	223,283
Gross unrealized gains, investment securities	9,071	12,970
Gross unrealized losses, investment securities	(5,250)	(1,054)
Fair value, investment securities	264,254	235,199
Total debt securities [Member]
Available-for-sale securities:
Cost, available-for-sale securities	246,048	220,946
Gross unrealized gains, available-for-sale securities	7,661	12,473
Gross unrealized losses, available-for-sale securities	(5,087)	(1,005)
Fair value, available-for-sale securities	248,622	232,414
Securities of U.S. Treasury and federal agencies [Member]
Available-for-sale securities:
Cost, available-for-sale securities	6,592	7,099
Gross unrealized gains, available-for-sale securities	17	47
Gross unrealized losses, available-for-sale securities	(329)	0
Fair value, available-for-sale securities	6,280	7,146
Securities of U.S. states and political subdivisions [Member]
Available-for-sale securities:
Cost, available-for-sale securities	42,171	37,120
Gross unrealized gains, available-for-sale securities	1,092	2,000
Gross unrealized losses, available-for-sale securities	(727)	(444)
Fair value, available-for-sale securities	42,536	38,676
Total mortgage-backed securities [Member]
Available-for-sale securities:
Cost, available-for-sale securities	148,052	125,471
Gross unrealized gains, available-for-sale securities	4,508	8,034
Gross unrealized losses, available-for-sale securities	(3,769)	(321)
Fair value, available-for-sale securities	148,791	133,184
Federal agencies [Member]
Available-for-sale securities:
Cost, available-for-sale securities	119,303	92,855
Gross unrealized gains, available-for-sale securities	1,902	4,434
Gross unrealized losses, available-for-sale securities	(3,614)	(4)
Fair value, available-for-sale securities	117,591	97,285
Held-to-maturity securities:
Cost, held-to-maturity securities	6,304
Gross unrealized gains, held-to-maturity securities	0
Gross unrealized losses, held-to-maturity securities	(99)
Fair value, held-to-maturity securities	6,205
Residential [Member]
Available-for-sale securities:
Cost, available-for-sale securities	11,060	14,178
Gross unrealized gains, available-for-sale securities	1,433	1,802
Gross unrealized losses, available-for-sale securities	(40)	(49)
Fair value, available-for-sale securities	12,453	15,931
Commercial [Member]
Available-for-sale securities:
Cost, available-for-sale securities	17,689	18,438
Gross unrealized gains, available-for-sale securities	1,173	1,798
Gross unrealized losses, available-for-sale securities	(115)	(268)
Fair value, available-for-sale securities	18,747	19,968
Corporate debt securities [Member]
Available-for-sale securities:
Cost, available-for-sale securities	20,391	20,120
Gross unrealized gains, available-for-sale securities	976	1,282
Gross unrealized losses, available-for-sale securities	(140)	(69)
Fair value, available-for-sale securities	21,227	21,333
Collateralized loan and other debt obligations [Member]
Available-for-sale securities:
Cost, available-for-sale securities	19,610	12,726
Gross unrealized gains, available-for-sale securities	642	557
Gross unrealized losses, available-for-sale securities	(93)	(95)
Fair value, available-for-sale securities	20,159	13,188
Other [Member]
Available-for-sale securities:
Cost, available-for-sale securities	9,232	18,410
Gross unrealized gains, available-for-sale securities	426	553
Gross unrealized losses, available-for-sale securities	(29)	(76)
Fair value, available-for-sale securities	9,629	18,887
Held-to-maturity securities:
Cost, held-to-maturity securities	6,042
Gross unrealized gains, held-to-maturity securities	0
Gross unrealized losses, held-to-maturity securities	0
Fair value, held-to-maturity securities	6,042
Total marketable equity securities [Member]
Available-for-sale securities:
Cost, available-for-sale securities	2,039	2,337
Gross unrealized gains, available-for-sale securities	1,410	497
Gross unrealized losses, available-for-sale securities	(64)	(49)
Fair value, available-for-sale securities	3,385	2,785
Perpetual preferred securities [Member]
Available-for-sale securities:
Cost, available-for-sale securities	1,703	1,935
Gross unrealized gains, available-for-sale securities	222	281
Gross unrealized losses, available-for-sale securities	(60)	(40)
Fair value, available-for-sale securities	1,865	2,176
Other marketable equity securities [Member]
Available-for-sale securities:
Cost, available-for-sale securities	336	402
Gross unrealized gains, available-for-sale securities	1,188	216
Gross unrealized losses, available-for-sale securities	(4)	(9)
Fair value, available-for-sale securities	$ 1,520	$ 609